Cover Page Cover Page	Sep. 18, 2024
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	CNA FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5823
Entity Tax Identification Number	36-6169860
Entity Address, Address Line One	151 N. Franklin
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	822-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000021175
Amendment Flag	true
Amendment Description	In its Current Report on Form 8-K filed on September 18, 2024 (the “Original Report”), the Registrant (“CNA” or the “Company”) reported that a CNA subsidiary (the “Subsidiary”), as sponsor of the CNA Employee Retirement Plan Trust (the “Plan”), was evaluating potential counterparties in connection with the potential purchase of a group annuity contract, under which the Plan would transfer to one of the counterparties a portion of the Plan’s defined benefit pension obligations.
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	CHX